INCOME TAXES: (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of domestic and foreign components of pretax income

	2014	2013	2012
Domestic	$81,255	$73,362	$64,173
Foreign	10,039	11,121	9,991
	$91,294	$84,483	$74,164

Schedule of components of provision of income taxes

	2014	2013	2012
Current:
Federal	$25,173	$16,192	$24,312
Foreign	549	219	231
State	1,538	891	1,914
	27,260	17,302	26,457
Deferred:
Federal	(172)	4,286	(6,857)
Foreign	2,032	1,823	1,710
State	(686)	223	850
	1,174	6,332	(4,297)
	$28,434	$23,634	$22,160

Schedule of Significant components of net deferred tax liability

	December 31,
	2014	2013
Deferred tax assets:
Accrued customer promotions	$3,219	$3,156
Deferred compensation	28,099	25,103
Postretirement benefits	4,895	3,847
Other accrued expenses	7,660	6,158
Foreign subsidiary tax loss carry forward	12,972	12,512
Tax credit carry forward	1,530	1,243
Realized capital losses	—	581
Unrealized capital loss	—	—
	58,375	52,600
Valuation allowance	(2,478)	(957)
Total deferred tax assets	$55,897	$51,643
Deferred tax liabilities:
Depreciation	$31,520	$33,129
Deductible goodwill and trademarks	43,960	42,073
Accrued export company commissions	5,555	5,391
Employee benefit plans	3,907	5,100
Inventory reserves	3,422	1,646
Prepaid insurance	867	785
Unrealized capital gain	2,364	709
Deferred gain on sale of real estate	8,168	8,234
Total deferred tax liabilities	$99,763	$97,067
Net deferred tax liability	$43,866	$45,424

Schedule of reconciliation of statutory and effective income tax rate

	2014	2013	2012
U.S. statutory rate	35.0%	35.0%	35.0%
State income taxes, net	1.0	1.0	1.1
Exempt municipal bond interest	(0.5)	(0.4)	(0.5)
Foreign tax rates	(1.5)	(2.0)	(1.6)
Qualified domestic production activities deduction	(2.8)	(2.2)	(3.1)
Tax credits receivable	(0.6)	(0.9)	(0.9)
Adjustment of deferred tax balances	1.9	(1.1)	(0.5)
Reserve for uncertain tax benefits	—	(0.7)	(0.3)
Other, net	(1.4)	(0.7)	0.7
Effective income tax rate	31.1%	28.0%	29.9%

Schedule of reconciliation of beginning and ending balances of total amounts of unrecognized tax benefits

	2014	2013	2012
Unrecognized tax benefits at January 1	$6,010	$6,677	$6,804
Increases in tax positions for the current year	1,827	1,163	727
Increases in tax positions for new uncertain tax position	609	—	—
Reductions in tax positions for lapse of statute of limitations	(1,050)	(867)	(854)
Reductions in tax positions relating to settlements with taxing authorities	(403)	(140)	—
Reductions in tax positions for effective settlements	—	(823)	—
Unrecognized tax benefits at December 31	$6,993	$6,010	$6,677